                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-09

Check here if Amendment [ ]; Amendment Number: ________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


       /s/ George V. Young               New Orleans, LA             4-23-09
--------------------------------   --------------------------   ----------------
           [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-
   ------------   --------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           78

Form 13F Information Table Value Total:     $450,280
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File Number   Name

       28-
 ---      ------------   -----------------------------
[Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                      13F
                                 March 31, 2009

COLUMN 1                    COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
--------                -------------- ----------- ---------           --------          ---------- -------- -------------------
                                                                                                              VOTING AUTHORITY
                                                                                                             -------------------
                                                                SHRS
                                                     VALUE     OR PRN                    INVESTMENT   OTHER
NAME OF ISSUER          TITLE OF CLASS    CUSIP    (X 1,000)    AMT     SH/PRN  PUT/CALL DISCRETION MANAGERS SOLE  SHARED   NONE
--------------          -------------- ----------- --------- --------- -------- -------- ---------- -------- ---- --------- ----
LUMINEX CORP DEL        COM            55027E 10 2   62,848  3,468,452    Sh                OTHER                 3,468,452
EPIQ SYS INC            COM            26882D 10 9   40,938  2,270,569    Sh                OTHER                 2,270,569
AMERICAN VANGUARD CORP  COM            030371 10 8   32,309  2,504,576    Sh                OTHER                 2,504,576
O'REILLY AUTOMOTIVE INC COM            686091 10 9   24,286    693,700    Sh                OTHER                   693,700
EURONET WORLDWIDE INC   COM            298736 10 9   22,440  1,718,240    Sh                OTHER                 1,718,240
3-D SYS CORP DEL        COM NEW        88554D 20 5   21,528  3,266,802    Sh                OTHER                 3,266,802
QUEST DIAGNOSTICS INC   COM            74834L 10 0   21,268    447,933    Sh                OTHER                   447,933
AAR CORP                COM            000361 10 5   15,133  1,206,750    Sh                OTHER                 1,206,750
GULF ISLAND FABRICATION
   INC                  COM            402307 10 2   13,769  1,718,988    Sh                OTHER                 1,718,988
PHI INC                 COM NON VTG    69336T 20 5   13,543  1,356,966    Sh                OTHER                 1,356,966
MCDONALDS CORP          COM            580135 10 1   11,784    215,950    Sh                OTHER                   215,950
COLLECTIVE BRANDS INC   COM            19421W 10 0   11,323  1,162,576    Sh                OTHER                 1,162,576
VARIAN MED SYS INC      COM            92220P 10 5    9,193    302,000    Sh                OTHER                   302,000
WELLS FARGO & CO NEW    COM            949746 10 1    8,211    576,642    Sh                OTHER                   576,642
CARTER INC              COM            146229 10 9    7,197    382,600    Sh                OTHER                   382,600
BALDOR ELEC CO          COM            057741 10 0    7,056    486,970    Sh                OTHER                   486,970
HANCOCK HLDG CO         COM            410120 10 9    6,315    201,896    Sh                OTHER                   201,896
SMUCKER J M CO          COM NEW        832696 40 5    6,284    168,600    Sh                OTHER                   168,600
ZOLTEK COS INC          COM            98975W 10 4    6,204    910,950    Sh                OTHER                   910,950
SOUTHWESTERN ENERGY CO  COM            845467 10 9    6,069    204,400    Sh                OTHER                   204,400
NIC INC                 COM            62914B 10 0    5,589  1,074,750    Sh                OTHER                 1,074,750
HENRY JACK & ASSOC INC  COM            426281 10 1    5,367    328,850    Sh                OTHER                   328,850
EXXON MOBIL CORP        COM            30231G 10 2    5,144     75,533    Sh                OTHER                    75,533
CERNER CORP             COM            156782 10 4    5,021    114,186    Sh                OTHER                   114,186
BLOCK H & R INC         COM            093671 10 5    4,998    274,750    Sh                OTHER                   274,750
ION GEOPHYSICAL CORP    COM            462044 10 8    4,750  3,044,900    Sh                OTHER                 3,044,900
TIDEWATER INC           COM            886423 10 2    4,589    123,600    Sh                OTHER                   123,600
GOLDMAN SACHS GROUP INC COM            38141G 10 4    4,114     38,800    Sh                OTHER                    38,800
WESTAR ENERGY INC       COM            95709T 10 0    3,970    226,450    Sh                OTHER                   226,450
JP MORGAN & CHASE & CO  COM            46625H 10 0    3,935    148,037    Sh                OTHER                   148,037
BANK OF THE OZARKS INC  COM            063904 10 6    3,336    144,540    Sh                OTHER                   144,540
KANSAS CITY SOUTHERN    COM NEW        485170 30 2    3,251    255,800    Sh                OTHER                   255,800
PHI INC                 COM VTG        69336T 10 6    3,194    236,969    Sh                OTHER                   236,969
COCA COLA CO            COM            191216 10 0    3,072     69,900    Sh                OTHER                    69,900

                         St. Denis J. Villere Co., LLC
                                      13F
                                 March 31, 2009


JOHNSON & JOHNSON       COM            478160 10 4    3,060     58,170    Sh                OTHER                    58,170
SCHLUMBERGER LTD        COM            806857 10 8    2,842     69,970    Sh                OTHER                    69,970
QUICKSILVER RESOURCES
   INC                  COM            74837R 10 4    2,595    468,350    Sh                OTHER                   468,350
MARCUS CORPORATION      COM            566330 10 6    2,372    279,000    Sh                OTHER                   279,000
CISCO SYS INC           COM            17275R 10 2    2,176    129,776    Sh                OTHER                   129,776
POOL CORPORATION        COM            73278L 10 5    2,030    151,486    Sh                OTHER                   151,486
DRESSER-RAND CORP       COM            261608 10 3    1,706     77,200    Sh                OTHER                    77,200
CHEESECAKE FACTORY INC  COM            163072 10 1    1,677    146,500    Sh                OTHER                   146,500
BIO-RAD LABS INC        CL A           090572 20 7    1,661     25,200    Sh                OTHER                    25,200
SCOTTS MIRACLE GRO CO   CL A           810186 10 6    1,645     47,400    Sh                OTHER                    47,400
MICROSOFT CORP          COM            594918 10 4    1,442     78,480    Sh                OTHER                    78,480
WHITNEY HLDG CORP       COM            966612 10 3    1,332    116,302    Sh                OTHER                   116,302
AT&T INC                COM            00206R 10 2    1,263     50,132    Sh                OTHER                    50,132
DST SYS INC DEL         COM            233326 10 7    1,259     36,368    Sh                OTHER                    36,368
CABELAS INC             COM            126804 30 1    1,259    138,200    Sh                OTHER                   138,200
GENERAL ELECTRIC CO     COM            369604 10 3    1,167    115,419    Sh                OTHER                   115,419
MARSH  & MCLENNAN COS
   INC                  COM            571748 10 2      917     45,300    Sh                OTHER                    45,300
US BANCORP DEL          COM NEW        902973 30 4      896     61,350    Sh                OTHER                    61,350
PROCTER & GAMBLE CO     COM            742718 10 9      766     16,275    Sh                OTHER                    16,275
SCHERING PLOUGH CORP    COM            806605 10 1      747     31,700    Sh                OTHER                    31,700
COLGATE PALMOLIVE CO    COM            194162 10 3      710     12,039    Sh                OTHER                    12,039
LEGGETT & PLATT INC     COM            524660 10 7      707     54,464    Sh                OTHER                    54,464
GRAINGER W W INC        COM            384802 10 4      702     10,000    Sh                OTHER                    10,000
CHEVRON CORP NEW        COM            166764 10 0      697     10,362    Sh                OTHER                    10,362
PFIZER INC              COM            717081 10 3      595     43,710    Sh                OTHER                    43,710
BP PLC                  SPONSORED ADR  055622 10 4      509     12,681    Sh                OTHER                    12,681
DISNEY WALT CO          COM DISNEY     254687 10 6      501     27,600    Sh                OTHER                    27,600
PEPSICO INC             COM            713448 10 8      463      8,995    Sh                OTHER                     8,995
INTERNATIONAL BUSINESS
   MACHS                COM            459200 10 1      446      4,605    Sh                OTHER                     4,605
FLOWERS FOODS INC       COM            343498 10 1      394     16,800    Sh                OTHER                    16,800
BANK OF AMERICA
   CORPORATION          COM            060505 10 4      392     57,432    Sh                OTHER                    57,432
TRAVELERS COMPANIES INC COM            89417E 10 9      366      9,000    Sh                OTHER                     9,000
MERCK & CO INC          COM            589331 10 7      347     12,955    Sh                OTHER                    12,955
CONOCOPHILLIPS          COM            20825C 10 4      345      8,799    Sh                OTHER                     8,799
BAXTER INTL INC         COM            071813 10 9      307      6,000    Sh                OTHER                     6,000
BRISTOL MYERS SQUIBB CO COM            110122 10 8      298     13,600    Sh                OTHER                    13,600
ABBOTT LABS             COM            002824 10 0      277      5,800    Sh                OTHER                     5,800
PNC FINL SVCS GROUP INC COM            693475 10 5      264      9,000    Sh                OTHER                     9,000

                         St. Denis J. Villere Co., LLC
                                      13F
                                 March 31, 2009


3M CO                   COM            88579Y 10 1      260      5,234    Sh                OTHER                     5,234
ALLSTATE CORP           COM            020002 10 1      230     12,000    Sh                OTHER                    12,000
MORGAN STANLEY          COM NEW        617446 44 8      230     10,082    Sh                OTHER                    10,082
HOME DEPOT INC          COM            437076 10 2      221      9,400    Sh                OTHER                     9,400
SHORE BANCSHARES INC    COM            825107 10 5      179     10,687    Sh                OTHER                    10,687
                                                    450,280